Property, and Equipment, net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment, net
Depreciation expenses	¥ 29,737	¥ 31,357	¥ 29,858